Accounting and Reporting Changes - Schedule of Financial Liabilities Under IAS 39 (Parenthetical) (Detail) - Financial liabilities at amortised cost, category [member] - IFRS 9 [Member] $ in Millions	Jan. 01, 2023 CAD ($)
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Impact of classification and measurement changes	$ 8,304
Investment contract liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Impact of classification and measurement changes	6,829
Other Liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Impact of classification and measurement changes	$ 1,473